OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

May 5, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Registration Statement on Form N-14 for Oppenheimer Main Street Fund; Information Statement for Oppenheimer Principal Protected Main Street Fund

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act"), is the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer Main Street Fund (the "Registrant"), a series of Oppenheimer Main Street Funds, Inc., an open-end investment company. The Registration Statement will register shares of the Registrant to be issued in the reorganization (“merger”) of that open-end investment company with Oppenheimer Principal Protected Main Street Fund (“Principal Protected Main Street Fund”), a series of Oppenheimer Principal Protected Trust, also an open-end investment company. The Registrant and Principal Protected Main Street Fund have the same investment adviser (OppenheimerFunds, Inc.).

As stated on the facing sheet of the Registration Statement, it is expected that the Registration Statement will become effective on June 4, 2010. The mailing of the Prospectus/Information Statement to Oppenheimer Principal Protected Fund shareholders is expected to commence shortly thereafter.

In accordance with the general instructions to Form N-14, the Information Statement which forms a part of the Registration Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended. No filing fee is due because the Registrant previously filed a declaration to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Form of Agreement and Plan of Reorganization filed herewith as Exhibit A to the Prospectus/Information Statement and the disclosure in the Prospectus/Information Statement concerning the reorganization of the Registrant and Principal Protected Main Street Fund closely follow the corresponding disclosure in other registration statements recently filed on Form N-14 in connection with the reorganizations of several Oppenheimer funds with other Oppenheimer funds, such as the Registration Statement on Form N-14/A of Oppenheimer Developing Markets Fund (333-158629, May 29, 2009).

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Nancy S. Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

Thank you for your assistance.

Very truly yours,

/s/ Amee Kantesaria

Amee Kantesaria

Vice President and Assistant Counsel

Tel.: 212.323.5217

Fax: 212.323.4070

akantesaria@oppenheimerfunds.com

cc:     K&L Gates LLP

KPMG LLP

     Gloria LaFond

     Nancy S. Vann